As filed with the Securities and Exchange Commission on November 15, 2013

Securities Act of 1933 Registration No. 333-132400

Investment Company Act of 1940 Registration No. 811-21866

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SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

                                     Post-Effective Amendment No. 39                                [X]

and/or

REGISTRATION STATEMENT

Under the Investment Company Act Of 1940

                        Amendment No. 42                                             [X]

HIGHLAND FUNDS I

(formerly Pyxis Funds I)

(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

(formerly Pyxis Capital, L.P.)

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: 1-972-628-4100

(Name and Address of Agent for Service)	Copies to:

Mr. Ethan Powell c/o Highland Capital Management Fund Advisors, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201

Mr. Brian Mitts

c/o Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

Gregory D. Sheehan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

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It is proposed that this filing will become effective: (check appropriate box)

  X   immediately upon filing pursuant to paragraph (b); or

        on                      pursuant to paragraph (b); or

        60 days after filing pursuant to paragraph (a)(1); or

        on                      pursuant to paragraph (a)(1); or

        75 days after filing pursuant to paragraph (a)(2); or

        on                      pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 39 under the Securities Act and Amendment No. 42 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, State of Texas on this 15th day of November, 2013.

By:	/s/ Ethan Powell
Ethan Powell Executive Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ethan Powell Ethan Powell	Executive Vice President and Secretary (Principal Executive Officer)	November 15, 2013

/s/ Timothy K. Hui* Timothy K. Hui	Trustee	November 15, 2013

/s/ Scott F. Kavanaugh* Scott F. Kavanaugh	Chairman of the Board, Trustee	November 15, 2013

/s/ Bryan A. Ward* Bryan A. Ward	Trustee	November 15, 2013

/s/ Brian Mitts Brian Mitts	Treasurer (Principal Financial Officer and Principal Accounting Officer)	November 15, 2013

* By:	/s/ Ethan Powell
Ethan Powell
Attorney in Fact*

November 15, 2013

*Pursuant to Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, File No. 333-132400, filed on June 10, 2011.

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase